Income Taxes - Components of Group's Deferred Tax Assets and Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Advertising expense	¥ 404,023	¥ 398,842
Net operating loss carry-forward	286,835	241,440
Accrued expenses	27,450	23,125
Impairment on long-term investments	23,023	22,367
Less: valuation allowance	(705,265)	(654,033)	¥ (638,980)	¥ (574,591)
Deferred tax assets, net	36,066	31,741
Deferred tax liabilities:
Intangible assets acquired	2,820	4,073
Accelerated tax depreciation	4,582	5,216
Withholding income tax	234,513	15,698
Deferred tax liabilities, net	¥ 241,915	¥ 24,987